Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TD Core Bond Fund (First Prospectus Summary) | TD Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TD Core Bond Fund
Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TD Core Bond Fund (formerly, the TDAM Core Bond Fund) (the “Core Bond Fund”) seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Core Bond Fund's performance. During the most recent fiscal year ended January 31, 2017, the Core Bond Fund's portfolio turnover rate was 98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Core Bond Fund’s financial highlights because the financial highlights reflect only the operating expenses of the Core Bond Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Core Bond Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Core Bond Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Core Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which include all types of debt and fixed income securities, such as, corporate bonds, debentures and notes, zero coupon obligations, Treasury bills and debt securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, obligations issued or guaranteed by international or supranational entities, municipal securities (including, but not limited to, Build America Bonds), mortgage-backed and asset-backed securities and term deposits. A supranational entity is an international organization or agency which transcends national boundaries and is formed and/or supported by multiple governmental or quasi-governmental organizations. The Core Bond Fund may purchase securities of any maturity. Under normal market conditions, the target dollar-weighted average duration for the Core Bond Fund's portfolio is expected to approximate the duration of the Core Bond Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, but may vary due to market conditions.

The Core Bond Fund intends to limit its investments to U.S. dollar denominated securities and currently anticipates that it will only purchase bonds that are, at the time of investment, rated investment grade (BBB- or above by Standard & Poor's Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”) or Baa3 or above by Moody's Investors Service, Inc. (“Moody's”)) or their unrated equivalents. In addition, the Core Bond Fund will only invest in municipal bonds that are, at the time of investment, rated AA- or better by S&P or Fitch, or Aa3 or better by Moody's, or their unrated equivalents. The Core Bond Fund may invest up to 30% of its total assets in the bonds of foreign issuers, provided that such bonds are issued in the U.S. and are denominated in U.S. dollars (“Yankee bonds”). The Core Bond Fund may also invest in exchange-traded funds (“ETFs”) the provide exposure to investment grade fixed income securities.

The Core Bond Fund may also invest in derivatives, such as credit default swaps and interest rate futures. The Core Bond Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer. The Core Bond Fund may use interest rate futures to increase returns or hedge against changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions.

The Core Bond Fund may invest in repurchase agreements and other money market securities, which may serve as collateral for the Core Bond Fund's derivatives investments and/or earn income for the Core Bond Fund.

The Core Bond Fund's portfolio is constructed using a “bottom-up” strategy under which TDAM USA Inc., the Core Bond Fund's investment manager (the “Investment Manager” or “TDAM”), uses credit and yield curve analysis to identify securities that TDAM believes will add value and enhance long-term performance, and at the same time manage risk. The Investment Manager will allocate the Core Bond Fund's assets across different market sectors and maturities, based on its view of the relative value of each sector or maturity. The Core Bond Fund may sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of different market sectors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Core Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, which include all types of debt and fixed income securities
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, you could lose money on your investment in the Core Bond Fund, or the Core Bond Fund could underperform other investments. An investment in the Core Bond Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Core Bond Fund may be subject to the following principal risks:

Bond Market Risk - The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Core Bond Fund's portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Credit Risk - Fixed income securities, such as bonds, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security will be unable or unwilling to make timely principal or interest payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer's or guarantor's financial condition and on the terms of the fixed income instrument. Changes in an issuer's or guarantor's credit rating or the market's perception of an issuer's or guarantor's creditworthiness also may affect the value of fixed income securities.

Interest Rate Risk - Interest rate risk is the risk that the Core Bond Fund's fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The Core Bond Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In periods of market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates.

High Portfolio Turnover Risk - A Core Bond Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Core Bond Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of the Core Bond Fund's portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Core Bond Fund performance.

Prepayment Risk - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Core Bond Fund may have to reinvest the proceeds in lower yielding securities.

Yankee Bonds Risk - Investments in Yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Bond Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to Yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

Municipal Securities Risk - Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Mortgage-Backed Securities Risk - The value of the Core Bond Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Core Bond Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields. See also “Credit Risk”.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Core Bond Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

ETF Risk - An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Core Bond Fund could lose money investing in an ETF.

Derivatives Risk - Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Core Bond Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Core Bond Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Core Bond Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Core Bond Fund intends to invest and the principal risks associated with each of them:

Futures - The risks associated with the Core Bond Fund's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Core Bond Fund has insufficient cash to meet margin requirements, the Core Bond Fund may need to sell other investments, including at disadvantageous times.

Swaps - Swap agreements involve the risk that the party with whom the Core Bond Fund has entered into the swap will default on its obligation to pay the Core Bond Fund and the risk that the Core Bond Fund will not be able to meet its obligations to pay the other party to the agreement.

Liquidity Risk - Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Core Bond Fund from selling out of these illiquid or relatively less liquid securities at an advantageous price. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. Illiquid securities and relatively less liquid securities may also be difficult to value.

Redemption Risk - The Core Bond Fund may experience heavy redemptions that could cause the Core Bond Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Repurchase Agreements Risk - Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Core Bond Fund's ability to dispose of the underlying securities. The Core Bond Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Core Bond Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Core Bond Fund could experience a loss.

Zero Coupon Bonds Risk - Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

Strategy Risk - If the Investment Manager's strategies do not work as intended, the Core Bond Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, you could lose money on your investment in the Core Bond Fund, or the Core Bond Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Core Bond Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate the risks of investing in the Core Bond Fund. The bar chart shows the Institutional Class performance from year to year for up to 10 years. The returns in the bar chart do not reflect the impact of taxes. If the applicable taxes were included, the annual total returns would be lower than those shown. The table compares the Core Bond Fund's performance (before and after taxes) over time to that of a broad-based securities market index. The after-tax returns are shown for Institutional Class shares only. The after-tax returns for the Advisor Class will vary due to the differences in expenses applicable to that Class. Of course, past performance is not necessarily an indication of how the Core Bond Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdassetmanagementusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Core Bond Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdassetmanagementusa.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Core Bond Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year  Core Bond Fund - Institutional Class

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date return as of 3/31/17: 0.67%

For the period covered by the bar chart, the highest and lowest quarterly returns were 3.00% (for the quarter ended 3/31/16) and -3.21% (for the quarter ended 12/31/16), respectively.

Performance Table Heading	rr_PerformanceTableHeading

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/16

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for expenses, fees or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

TD Core Bond Fund (First Prospectus Summary) | TD Core Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013
TD Core Bond Fund (First Prospectus Summary) | TD Core Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2019
1 Year	rr_ExpenseExampleYear01	$ 52
3 Years	rr_ExpenseExampleYear03	225
5 Years	rr_ExpenseExampleYear05	475
10 Years	rr_ExpenseExampleYear10	$ 1,192
Annual Return 2014	rr_AnnualReturn2014	5.67%
Annual Return 2015	rr_AnnualReturn2015	0.06%
Annual Return 2016	rr_AnnualReturn2016	1.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.21%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013
TD Core Bond Fund (First Prospectus Summary) | TD Core Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013
TD Core Bond Fund (First Prospectus Summary) | TD Core Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return After Taxes on Distributions And Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.12%
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013
TD Core Bond Fund (First Prospectus Summary) | TD Core Bond Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2019
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	610
10 Years	rr_ExpenseExampleYear10	$ 1,480
Label	rr_AverageAnnualReturnLabel	Advisor Class - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Core Bond Fund's financial highlights because the financial highlights reflect only the operating expenses of the Core Bond Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Core Bond Fund through its investments in certain underlying investment companies.
[2]	TDAM USA Inc., the Core Bond Fund's investment manager ('TDAM'), has contractually agreed to limit the Core Bond Fund's Total Annual Fund Operating Expenses to 0.50% for the Institutional Class and 0.75% for the Advisor Class of the Core Bond Fund at least through May 31, 2019. This limit excludes certain expenses, including any Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other investment-related costs and non-routine expenses. TDAM is entitled to recoup from the Core Bond Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Core Bond Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before May 31, 2019 unless approved by the Core Bond Fund's Board of Directors.